Income Taxes - Schedule of Statutory Tax Rate to the Group’s Effective Tax Rate (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Statutory Tax Rate to the Group’s Effective Tax Rate [Abstract]
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Non-deductible expenses	(7.70%)
Non-taxable income		0.10%
Effect of tax concession			(0.10%)
Effect of preferential tax rates in Hong Kong			(8.50%)
Income tax (benefits) expenses	8.80%	16.60%	7.90%